Redeemable noncontrolling interest - Narrative (Details) - shares			12 Months Ended
	Jul. 01, 2021	Jan. 16, 2020	Dec. 31, 2021
EVgo OpCo
Units Issued During Period, Shares, New Issues	195,800,000	195,800,000	195,800,000
Post-transaction ownership percentage of the target business	74.00%		74.00%
Class B Common Stock [Member]
Units Issued During Period, Shares, New Issues		195,800,000
Class B Common Stock [Member] | EVgo OpCo
Post transaction voting interest percentage of the target business	74.00%